Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005



                                                   February 7, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

               Re:    Aegis Value Fund, Inc. (File No. 811-09174)

Dear Sir or Madam:

     Attached herewith for filing on behalf of Aegis Value Fund, Inc. (the "Fund"), is the Fund's preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder. The Proxy Statement solicits stockholders to vote on two proposals: (1) the election of Directors and (2) the proposal to approve a new investment advisory agreement for the Fund. The prior investment advisory agreement approved by stockholders was terminated as a result of a change in control of the Fund's investment adviser.

     Please call Paul M. Miller or the undersigned at (202) 737-8833 with any comments or questions on the attached.


                                                   Sincerely,


                                                   /s/  Michelle C. Roberts
                                                   -----------------------------
                                                        Michelle C. Roberts


Attachment

cc:     Paul M. Miller



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